Consolidated Balance Sheets (Parenthetical) (Parentheticals)	Dec. 31, 2013	Dec. 31, 2012
Consolidated Balance Sheets (Parenthetical) [Abstract]
Limited Partners' Capital Account, Units Issued	45,663,096	36,246,149
Limited Partners' Capital Account, Units Outstanding	45,663,096	36,246,149
Subordinated units, Units Issued	15,949,831	15,949,831
Subordinated units, Units Outstanding	15,949,831	15,949,831
General Partners' Capital Account, Units Issued	1,257,408	1,065,225
General Partners' Capital Account, Units Outstanding	1,257,408	1,065,225